UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

20	Prime Cash Reserves Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited)

February 28, 2013

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.0%
Certificates of Deposit — 23.9%
Bank of Montreal Chicago	0.230%	3/19/13	$100,000,000	$100,000,000
Bank of Montreal Chicago	0.270%	4/15/13	50,000,000	50,000,000
Bank of Montreal Chicago	0.200%	4/23/13	100,000,000	100,000,000
Bank of Montreal Chicago	0.290%	5/13/13	50,000,000	50,000,000
Bank of Montreal Chicago	0.240%	8/5/13	120,000,000	120,000,000
Bank of Nova Scotia	0.240%	3/15/13	45,000,000	44,999,823
Bank of Nova Scotia	0.250%	6/27/13	75,000,000	75,000,000
Bank of Nova Scotia	0.503%	10/18/13	23,400,000	23,428,964	(a)
Bank of Nova Scotia	0.500%	11/18/13	50,000,000	50,074,525	(a)
Bank of Tokyo-Mitsubishi UFJ NY	0.470%	3/5/13	175,000,000	175,005,631
Bank of Tokyo-Mitsubishi UFJ NY	0.420%	3/18/13	30,000,000	30,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.310%	7/2/13	52,500,000	52,500,000
Bank of Tokyo-Mitsubishi UFJ NY	0.300%	7/8/13	50,000,000	50,000,000
BNP Paribas NY Branch	0.240%	6/3/13	150,000,000	150,000,000
Canadian Imperial Bank	0.325%	4/9/13	125,000,000	125,000,000	(a)
Canadian Imperial Bank	0.337%	8/29/13	75,000,000	75,000,000	(a)
Chase Bank USA N.A.	0.220%	3/7/13	190,000,000	190,000,000
Credit Suisse NY	0.260%	3/28/13	125,000,000	125,000,000
Credit Suisse NY	0.330%	4/23/13	250,000,000	250,000,000
Deutsche Bank AG NY	0.410%	8/26/13	100,000,000	100,000,000
Deutsche Bank AG NY	0.410%	8/26/13	50,000,000	50,000,000
DnB NOR Bank ASA	0.290%	4/11/13	150,000,000	149,999,147
DnB NOR Bank ASA	0.275%	7/31/13	70,000,000	69,998,524
Mizuho Corporate Bank Ltd.	0.350%	7/2/13	100,000,000	100,000,000
National Australia Bank of NY	0.431%	3/5/13	75,000,000	75,000,000	(a)
Nordea Bank Finland PLC	0.270%	4/10/13	35,000,000	34,999,806
Nordea Bank Finland PLC	0.250%	8/20/13	100,000,000	100,000,000
Nordea Bank Finland PLC	0.270%	8/26/13	100,000,000	100,000,000
Nordea Bank Finland PLC	0.270%	9/3/13	125,000,000	125,000,000
Oversea-Chinese Banking Corp. Ltd.	0.220%	3/6/13	46,000,000	46,000,000
Oversea-Chinese Banking Corp. Ltd.	0.190%	5/6/13	39,100,000	39,100,000
Rabobank Nederland NY	0.300%	5/14/13	100,000,000	100,000,000
Rabobank Nederland NY	0.418%	6/18/13	100,000,000	100,000,000	(a)
Royal Bank of Canada	0.419%	4/10/13	100,000,000	100,000,000	(a)
Royal Bank of Canada	0.540%	6/4/13	100,000,000	100,000,000	(a)
Royal Bank of Canada	0.355%	7/11/13	30,000,000	30,000,000	(a)
Royal Bank of Canada	0.370%	1/27/14	50,000,000	50,000,000	(a)

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2013 Semi-Annual Report	21

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Royal Bank of Canada	0.360%	2/19/14	$97,000,000	$97,000,000	(a)
Skandinaviska Enskilda Banken AB	0.370%	4/3/13	93,250,000	93,249,998
Standard Chartered Bank NY	0.310%	7/22/13	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.	0.340%	6/3/13	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.330%	6/17/13	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.	0.320%	7/2/13	52,500,000	52,500,000
Sumitomo Mitsui Banking Corp.	0.300%	8/8/13	100,000,000	100,000,000
Svenska Handelsbanken AB	0.300%	3/18/13	50,000,000	50,000,000
Svenska Handelsbanken AB	0.255%	6/3/13	97,000,000	97,001,265
Svenska Handelsbanken AB	0.240%	6/17/13	100,000,000	100,000,000
Svenska Handelsbanken AB	0.270%	8/12/13	75,000,000	75,001,706
Svenska Handelsbanken AB	0.858%	9/16/13	25,000,000	25,064,075	(a)
Toronto Dominion Bank NY	0.320%	3/15/13	110,000,000	110,000,000
Toronto Dominion Bank NY	0.260%	6/12/13	25,000,000	25,000,000
Toronto Dominion Bank NY	0.301%	7/26/13	75,000,000	75,000,000	(a)
Toronto Dominion Bank NY	0.230%	8/7/13	75,000,000	75,000,000
Toronto Dominion Bank NY	0.310%	9/13/13	150,000,000	150,000,000	(a)
Total Certificates of Deposit				4,830,923,464
Certificates of Deposit (Euro) — 0.7%
National Australia Bank Ltd.	0.285%	6/14/13	150,000,000	150,002,184
Commercial Paper — 36.8%
ANZ National International Ltd.	0.390%	12/6/13	125,000,000	125,000,000	(a)(b)
ASB Finance Ltd.	0.375%	10/4/13	65,000,000	65,001,712	(a)(b)
ASB Finance Ltd.	0.329%	2/19/14	25,000,000	25,000,000	(a)
Australia & New Zealand Banking Group	0.200%	3/20/13	105,000,000	104,988,917	(b)(c)
Australia & New Zealand Banking Group	0.200%	4/9/13	77,000,000	76,983,317	(b)(c)
Bank of Nova Scotia	0.090%	3/1/13	450,000,000	450,000,000	(c)
Bank of Nova Scotia	0.195%	5/7/13	106,750,000	106,711,258	(c)
BNP Paribas NY Branch	0.120%	3/1/13	250,000,000	250,000,000	(c)
BNZ International Funding Ltd.	0.300%	4/18/13	85,000,000	84,966,000	(b)(c)
Caisse des Depots et Consignations	0.260%	8/12/13	200,000,000	199,763,112	(c)
Commonwealth Bank of Australia	0.210%	4/2/13	25,000,000	24,995,333	(b)(c)
Commonwealth Bank of Australia	0.359%	5/20/13	75,000,000	75,000,000	(a)(b)
Commonwealth Bank of Australia	0.250%	7/22/13	150,000,000	149,851,042	(b)(c)
Commonwealth Bank of Australia	0.361%	12/2/13	50,000,000	49,992,269	(a)(b)
DBS Bank Ltd.	0.210%	3/28/13	125,000,000	124,980,312	(b)(c)
DBS Bank Ltd.	0.200%	4/4/13	25,000,000	24,995,278	(b)(c)
DBS Bank Ltd.	0.240%	6/3/13	100,000,000	99,937,333	(b)(c)

See Notes to Financial Statements.

22	Prime Cash Reserves Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
DBS Bank Ltd.	0.250%	6/5/13	$175,000,000	$174,883,333	(b)(c)
Deutsche Bank Financial LLC	0.401%	7/23/13	100,000,000	99,840,000	(c)
DnB NOR Bank ASA	0.301-0.311%	6/26/13	122,000,000	121,878,710	(b)(c)
DnB NOR Bank ASA	0.270%	8/7/13	115,000,000	114,862,862	(c)
General Electric Capital Corp.	0.240%	8/23/13	50,000,000	49,941,667	(c)
General Electric Co.	0.140%	3/1/13	53,600,000	53,600,000	(c)
HSBC Americas Inc.	0.300%	8/12/13	55,000,000	54,924,834	(c)
HSBC Americas Inc.	0.300%	8/13/13	50,000,000	49,931,250	(c)
HSBC Bank PLC	0.487%	5/23/13	100,000,000	99,888,180	(b)(c)
HSBC Bank PLC	0.436%	5/28/13	60,000,000	59,936,200	(b)(c)
HSBC Bank PLC	0.387%	11/29/13	100,000,000	100,000,000	(a)(b)
HSBC Bank PLC	0.392%	1/22/14	48,000,000	48,000,000	(a)(b)
ING U.S. Funding LLC	0.612%	3/26/13	100,000,000	99,957,639	(c)
ING U.S. Funding LLC	0.381%	4/2/13	65,000,000	64,978,044	(c)
ING U.S. Funding LLC	0.320%	4/15/13	18,500,000	18,492,600	(c)
ING U.S. Funding LLC	0.481%	4/26/13	20,000,000	19,985,067	(c)
ING U.S. Funding LLC	0.361%	8/1/13	19,837,000	19,806,649	(c)
Natexis Banques Populaires U.S	0.250%	4/3/13	58,072,000	58,058,692	(c)
National Australia Funding	0.250%	4/23/13	92,500,000	92,465,955	(b)(c)
Natixis U.S. Finance Corp.	0.180%	3/1/13	275,000,000	275,000,000	(c)
Nestle Finance International Ltd.	0.265%	3/15/13	100,000,000	99,989,694	(c)
Nordea North America Inc.	0.321%	3/11/13	97,000,000	96,991,378	(c)
NRW Bank	0.175%	3/18/13	325,000,000	324,973,142	(c)
NRW Bank	0.175%	3/22/13	110,000,000	109,988,771	(c)
Oversea-Chinese Banking Corp. Ltd.	0.180%	4/1/13	20,000,000	19,996,900	(c)
Oversea-Chinese Banking Corp. Ltd.	0.195%	4/10/13	25,000,000	24,994,583	(c)
Oversea-Chinese Banking Corp. Ltd.	0.180%	4/19/13	75,000,000	74,981,625	(c)
Oversea-Chinese Banking Corp. Ltd.	0.190%	5/8/13	46,900,000	46,883,168	(c)
Oversea-Chinese Banking Corp. Ltd.	0.190%	5/20/13	100,000,000	99,957,778	(c)
Oversea-Chinese Banking Corp. Ltd.	0.317%	5/24/13	90,000,000	90,000,000	(a)
PNC Bank N.A.	0.180%	4/8/13	100,000,000	99,981,000	(c)
Rabobank USA Finance Corp.	0.285%	7/12/13	205,000,000	204,784,153	(c)
Skandinaviska Enskilda Banken AG	0.451%	3/28/13	49,200,000	49,183,395	(b)(c)
Skandinaviska Enskilda Banken AG	0.421%	4/4/13	100,000,000	99,960,333	(b)(c)
Skandinaviska Enskilda Banken AG	0.331-0.341%	6/24/13	65,000,000	64,929,403	(b)(c)
Skandinaviska Enskilda Banken AG	0.331-0.341%	6/24/13	41,000,000	40,956,779	(b)(c)
Skandinaviska Enskilda Banken AG	0.341%	7/9/13	40,000,000	39,950,889	(b)(c)
Skandinaviska Enskilda Banken AG	0.331%	7/16/13	25,000,000	24,968,604	(b)(c)

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2013 Semi-Annual Report	23

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Societe Generale N.A. Inc.	0.170%	3/1/13	$250,000,000	$250,000,000	(c)
Societe Generale N.A. Inc.	0.300%	5/6/13	150,000,000	149,917,500	(c)
Standard Chartered Bank	0.321%	8/2/13	64,575,000	64,486,604	(c)
Svenska Handelsbanken Inc.	0.240%	3/6/13	99,250,000	99,246,692	(b)(c)
Swedbank AB	0.351%	4/24/13	25,000,000	24,986,875	(c)
Swedbank AB	0.321%	5/3/13	100,000,000	99,944,000	(c)
Swedbank AB	0.351%	5/28/13	25,000,000	24,978,611	(c)
Swedbank AB	0.300%	6/28/13	30,500,000	30,469,754	(c)
Swedbank AB	0.341%	8/2/13	75,000,000	74,890,917	(c)
Swedbank AB	0.305%	8/5/13	100,000,000	99,866,986	(c)
Swedish Export Credit	0.200%	4/22/13	160,000,000	159,953,778	(c)
Swedish Export Credit	0.255%	6/7/13	25,000,000	24,982,646	(c)
Swedish Export Credit	0.255%	6/10/13	100,000,000	99,928,458	(c)
Swedish Export Credit	0.260%	7/8/13	42,000,000	41,960,870	(c)
Total Capital SA	0.130%	3/1/13	180,000,000	180,000,000	(c)
Toyota Motor Credit Corp.	0.300%	3/1/13	75,000,000	75,000,000	(c)
Toyota Motor Credit Corp.	0.290%	4/26/13	100,000,000	99,954,889	(c)
Toyota Motor Credit Corp.	0.240%	7/8/13	145,000,000	144,875,300	(c)
Westpac Banking Corp.	0.421%	5/1/13	120,000,000	119,914,600	(b)(c)
Westpac Banking Corp.	0.342%	10/30/13	100,000,000	100,000,000	(a)(b)
Westpac Banking Corp.	0.361%	12/5/13	150,000,000	150,000,000	(a)(b)
Total Commercial Paper				7,443,427,640
Corporate Bonds & Notes — 1.8%
Australia & New Zealand Banking Group	0.459%	4/12/13	100,000,000	100,000,000	(a)(b)
Bank Nederlandse Gemeenten	4.375%	7/24/13	21,756,000	22,075,090
Canadian Imperial Bank of Commerce	1.450%	9/13/13	32,375,000	32,557,710
ING Bank NV	1.358%	3/15/13	72,000,000	72,031,500	(a)(b)
KFW, Senior Notes	0.212%	6/17/13	65,700,000	65,704,475	(a)
Westpac Banking Corp.	0.855%	4/8/13	35,000,000	35,016,229	(a)(b)
Westpac Banking Corp., Senior Notes	0.683%	9/16/13	30,000,000	30,064,058	(a)(b)
Total Corporate Bonds & Notes				357,449,062
Medium-Term Notes — 1.3%
Deutsche Bank AG	4.875%	5/20/13	71,429,000	72,133,642
Toyota Motor Credit Corp.	0.410%	6/13/13	100,000,000	100,000,000	(a)
Wells Fargo Bank N.A.	0.380%	2/21/14	100,000,000	100,000,000	(a)
Total Medium-Term Notes				272,133,642
Supranationals/Sovereigns — 2.5%
Government of Canada	0.150%	3/11/13	50,000,000	49,997,916	(c)

See Notes to Financial Statements.

24	Prime Cash Reserves Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Supranationals/Sovereigns — continued
International Bank for Reconstruction & Development	0.160%	3/11/13	$250,000,000	$249,988,889	(c)
International Bank for Reconstruction & Development, Discount Notes	0.140%	4/1/13	200,000,000	199,975,890	(c)
Total Supranationals/Sovereigns				499,962,695
Time Deposits — 27.2%
Australia New Zeland Grand Cayman	0.150%	3/1/13	200,000,000	200,000,000
Bank of Tokyo Mitsubishi	0.140%	3/1/13	382,052,000	382,052,000
Branch Banking & Trust Co.	0.110%	3/1/13	450,000,000	450,000,000
Branch Banking & Trust Co.	0.110%	3/1/13	200,000,000	200,000,000
Commonwealth of Australia	0.150%	3/1/13	325,000,000	325,000,000
Deutsche Bank AG NY	0.160%	3/1/13	467,122,000	467,122,000
DnB NOR Bank ASA	0.160%	3/1/13	325,000,000	325,000,000
Natixis Grand Cayman	0.180%	3/1/13	325,000,000	325,000,000
Nordea Finland Grand Cayman	0.150%	3/1/13	310,000,000	310,000,000
Northern Trust Corp.	0.100%	3/1/13	726,490,000	726,490,000
Skandinaviska Enskilda Cayman	0.160%	3/1/13	330,000,000	330,000,000
Societe Generale Grand Cayman	0.170%	3/1/13	275,000,000	275,000,000
Standard Chartered Bank NY	0.120%	3/1/13	525,000,000	525,000,000
Svenska Handelsbanken Grand Cayman	0.160%	3/1/13	333,091,000	333,091,000
Swedbank Grand Cayman	0.170%	3/1/13	325,000,000	325,000,000
Total Time Deposits				5,498,755,000
U.S. Government Agencies — 0.8%
Federal Home Loan Bank (FHLB)	0.140%	8/28/13	67,500,000	67,494,159
Federal Home Loan Bank (FHLB), Notes	0.121%	1/27/14	100,000,000	99,962,264	(a)
Total U.S. Government Agencies				167,456,423
U.S. Treasury Notes — 0.2%
U.S. Treasury Notes	4.000%	2/15/14	40,000,000	41,467,877
Repurchase Agreements — 4.8%
Barclays Capital Inc., repurchase agreement dated 2/28/13; Proceeds at maturity — $600,002,500; (Fully collateralized by U.S. government obligations, 2.000% due 1/15/14; Market value — $611,999,842)	0.150%	3/1/13	600,000,000	600,000,000
Interest in $450,000,000, joint tri-party repurchase agreement dated 2/28/13 with RBS Securities Inc.; Proceeds at maturity — $30,000,150; (Fully collateralized by various U.S. government agency obligations, 0.000% due 5/1/13 to 5/29/13; Market value — $30,600,156)	0.180%	3/1/13	30,000,000	30,000,000

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2013 Semi-Annual Report	25

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Interest in $700,000,000 joint tri-party repurchase agreement dated 2/28/13 with RBS Securities Inc.; Proceeds at maturity — $350,001,458; (Fully collateralized by various U.S. government obligations, 0.125% to 2.250% due 12/31/14 to 7/31/18; Market value — $357,000,026)	0.150%	3/1/13	$350,000,000	$350,000,000
Total Repurchase Agreements				980,000,000
Total Investments — 100.0% (Cost — $20,241,577,987#)				20,241,577,987
Other Assets in Excess of Liabilities — 0.0%				4,259,782
Total Net Assets — 100.0%				$20,245,837,769

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

26	Prime Cash Reserves Portfolio 2013 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2013

Assets:
Investments, at value	$20,241,577,987
Cash	40
Interest receivable	5,919,693
Total Assets	20,247,497,720

Liabilities:
Investment management fee payable	1,315,472
Accrued expenses	344,479
Total Liabilities	1,659,951
Total Net Assets	$20,245,837,769

Represented by:
Paid-in-Capital	$20,245,837,769

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2013 Semi-Annual Report	27

Statement of operations (unaudited)

For the Six Months Ended February 28, 2013

Investment Income:
Interest	$24,622,820

Expenses:
Investment management fee (Note 2)	8,688,116
Fund accounting fees	505,244
Legal fees	187,931
Trustees’ fees	132,599
Custody fees	48,169
Audit and tax	19,479
Miscellaneous expenses	44,753
Total Expenses	9,626,291
Less: Fee waivers and/or expense reimbursements (Note 2)	(938,175)
Net Expenses	8,688,116
Net Investment Income	15,934,704
Net Realized Gain on Investments	398,025
Increase in Net Assets from Operations	$16,332,729

See Notes to Financial Statements.

28	Prime Cash Reserves Portfolio 2013 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2013 (unaudited) and the Year Ended August 31, 2012	2013	2012

Operations:
Net investment income	$15,934,704	$36,574,343
Net realized gain (loss)	398,025	(1,403,128)
Increase in Net Assets From Operations	16,332,729	35,171,215

Capital Transactions:
Proceeds from contributions	22,473,699,068	41,857,589,477
Value of withdrawals	(19,682,184,652)	(44,283,366,762)
Increase (Decrease) in Net Assets From Capital Transactions	2,791,514,416	(2,425,777,285)
Increase (Decrease) in Net Assets	2,807,847,145	(2,390,606,070)

Net Assets:
Beginning of period	17,437,990,624	19,828,596,694
End of period	$20,245,837,769	$17,437,990,624

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2013 Semi-Annual Report	29

Financial highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
	2013[1]		2012	2011	2010	2009	2008

Net assets, end of period (millions)	$20,246		$17,438	$19,829	$16,361	$14,721	$19,282
Total return[2]	0.10%		0.22%	0.25%	0.26%	1.42%	3.87%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.11%	0.10%	0.11%	0.11%
Net expenses[4,5,6]	0.10	[3]	0.10	0.10	0.10	0.10	0.10
Net investment income	0.18	[3]	0.22	0.24	0.25	1.34	3.52

[1]	For the six months ended February 28, 2013 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.10%.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

30	Prime Cash Reserves Portfolio 2013 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2013, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Prime Cash Reserves Portfolio 2013 Semi-Annual Report	31

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$20,241,577,987	—	$20,241,577,987

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages

32	Prime Cash Reserves Portfolio 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2013, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2013, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the six months ended February 28, 2013, fees waived and/or expenses reimbursed amounted to $938,175.

Prime Cash Reserves Portfolio 2013 Semi-Annual Report	33

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2013, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

4. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

34	Prime Cash Reserves Portfolio 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

Prime Cash Reserves Portfolio	35

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 5-6, 2012, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Prime Cash Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby the feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder fund in the Fund (the “Feeder Fund”): Western Asset Institutional Cash Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

36	Prime Cash Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for the Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for the Feeder Fund. The Board noted that the Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Feeder Fund’s performance against its

Prime Cash Reserves Portfolio	37

benchmark and against its peers. In addition, the Board considered the Feeder Fund’s performance in light of overall financial market conditions.

The information comparing the Feeder Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2012 was above the median. The Board noted that the performance of the Feeder Fund was satisfactory.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager and the actual management fees in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

The Board also received and considered information comparing the Feeder Fund’s contractual management fee (the “Contractual Management Fee”), actual fees paid by the Feeder Fund to the Manager (the “Actual Management Fee”) and the Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Fund’s assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to those different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

38	Prime Cash Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The information comparing the Feeder Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of funds (including the Feeder Fund) classified as institutional money market funds and chosen by Lipper to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Feeder Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2014.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant during the past year. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that although the Feeder Fund’s Contractual Management Fee does not have breakpoints, it is approximately equivalent to the asset-weighted average of management fees paid by the other funds in the same Lipper investment classification/objective at all asset levels. The Board also noted that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were below the median of its expense group.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Fund’s shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

Prime Cash Reserves Portfolio	39

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Master Portfolio Trust

Date: April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Master Portfolio Trust

Date: April 25, 2013

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Master Portfolio Trust

Date: April 25, 2013